Restricted Assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Restricted Assets [Abstract]
Profits tax rate	10.00%
Percentage reserve funds	50.00%
Paid in capital		$ 100
Statutory reserve
Restricted net assets	$ 4,753,712	$ 5,376,586